Financial instruments - fair values - Summary of Earnout Shares Super Group (Details) - Earnout Liability [Member]	6 Months Ended
Jun. 30, 2022 yr $ / shares
Tranche I [Member]
Disclosure of Earnout liability Was Valued Using a Monte Carlo Simulation [Line Items]
Share price	$ 4.1
Exercise price	$ 0
Volatility	44.30%
Time to expiration (years) | yr	4.575
Risk-free rate	3.01%
Tranche II [Member]
Disclosure of Earnout liability Was Valued Using a Monte Carlo Simulation [Line Items]
Share price	$ 4.1
Exercise price	$ 0
Volatility	44.30%
Time to expiration (years) | yr	4.575
Risk-free rate	3.01%
Tranche III [Member]
Disclosure of Earnout liability Was Valued Using a Monte Carlo Simulation [Line Items]
Share price	$ 4.1
Exercise price	$ 0
Volatility	44.30%
Time to expiration (years) | yr	4.575
Risk-free rate	3.01%